SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                          DWS Latin America Equity Fund

Effective December 9, 2008, the following information replaces information about the portfolio management team in the "Portfolio management" section of each fund's prospectuses:

The following people handle the day-to-day management of the fund:

  Tara Kenney                              Stephen Russell, CFA
  Managing Director of Deutsche Asset      Director of Deutsche Asset Management
  Management and Co-Portfolio Manager of   and Co-Portfolio Manager of the fund
  the fund.                                 o Joined Deutsche Asset Management
   o Joined Deutsche Asset Management in      in 2001 and the fund in 2008.
     1995 and rejoined the Fund in 2008.    o Research analyst for Alpha
   o Previously served as co-manager of       Emerging Markets Equity:  New York
     DWS Latin America Equity Fund from     o Joined Deutsche Asset Management
     1996 through 2006.                       after three years of experience as
   o Over 20 years of investment              analyst at Soros Fund Management
     industry experience.                     and Robert Fleming, Inc.
   o BA, University of Notre Dame; MBA,     o BS, Georgetown University.
     Stern School of Business, New York
     University.

The following person serves as a consultant to the advisor:

  Rainer Vermehren
  Director of Deutsche Asset Management
   o Joined Deutsche Asset Management in
     1997.
   o Portfolio manager for emerging
     markets equity:  Frankfurt.
   o Joined Deutsche Asset Management
     after three years as assistant to
     fund manager in Latin American
     equities at Morgan Stanley, New
     York.
   o BA, University of Maryland; MBA,
     Fordham University.

           Please Retain This Supplement for Future Reference



December 9, 2008
DLAF-3600


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